STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION (Tables) - Intermex Holdings, Inc. and Subsidiaries [Member]	12 Months Ended
Dec. 31, 2017
STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION [Abstract]
Incentive Units Authorized and Issued
Incentive units authorized and issued during the Successor period from February 1, 2017 through December 31, 2017 consisted of the following:

Incentive Units	Authorized	Units Issued February 2017	Units Issued September 2017
Class B	10,000,000	9,055,000	665,000
Class C	5,000,000	4,527,500	332,500
Class D	5,000,000	4,527,500	332,500

Assumptions Used in Calculating Fair Value
The following are the assumptions used in calculating the fair value of the units at the grant date:

Period from February 1, 2017, to December 31, 2017
Expected dividend yield	0%
Expected volatility	46.9%
Risk-free interest rate	2.1%
Expected term (in years)	6.0

Grant Date Fair Value Per Unit for Each Class of Incentive Unit
The grant date fair value per unit for each class of incentive unit for the Successor period from February 1, 2017 to December 31, 2017 were as follows:

Incentive Units	Per Unit Amount February 2017 Issuance	Per Unit Amount September 2017 Issuance
Class B	$0.4872	$0.4948
Class C	$0.2077	$0.2126
Class D	$0.1485	$0.1535

Number of Units and Weighted-average Grant Date Fair Value
During the Successor period from February 1, 2017 through December 31, 2017, the number of units and the weighted-average grant date fair value for the incentive units are as follows:

	Number of Class B Units	Weighted- Average Grant Date Fair Value	Number of Class C Units	Weighted- Average Grant Date Fair Value	Number of Class D Units	Weighted- Average Grant Date Fair Value
Granted during Successor Period	9,720,000	$0.4878	4,860,000	$0.2080	4,860,000	$0.1489
Vested	(1,944,000)	0.4878	—	—	—	—
Forfeited	(304,000)	0.4872	(190,000)	0.2077	(190,000)	0.1485
Outstanding at December 31, 2017	7,472,000	$0.4879	4,670,000	$0.2080	4,670,000	$0.1489